UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22417

   Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
      Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
     Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code:       1-630-241-4200

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra Next Dimension Fund
Destra High Dividend Strategy Fund

Semi-Annual Report
March 31, 2012

Table of Contents

Shareholder Letter	3
Discussion of Fund Performance	4
Fund Risks Disclosure	12
Shareholder Expense Examples	14
Portfolio of Investments
Destra Next Dimension Fund	15
Destra High Dividend Strategy Fund	23
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	31
Board of Trustees and Officers	36
General Information	39

Dear Shareholder,

Since the founding of Destra Capital, we have been focused on seeking out unique investment strategies and investment managers who seek to capture alpha in a responsible manner. Our approach has resulted in the development of core investment portfolios that seek to offer consistent returns.

Responsible Alpha – Our experience has taught us that protecting on the downside is paramount, because when you are able to keep more in down markets, the up markets don’t need to rise as much for you to outperform.

Unique Strategies – We look for managers who take a unique approach to asset management which provide financial advisors the resources for building durable investment portfolios.

Experience and Consistency – Our manager selection and oversight process is based on over 30 years of experience.

Over the past six months investors continued to shrug off geo-political and economic concerns and pushed markets to their highest levels since before the financial crisis. Overall, confidence in the markets grew as the eurozone backed away from the brink of collapse. The U.S. economy showed continued signs of life as central banks around the world pledged to step-in and support global economic growth. Investors began to move assets from relatively safe, but low-yielding bonds, into riskier instruments in the search of higher returns. Although Europe remains an open question, it is clear that sovereign governments are committed to taking action to control their debt. Investors on both sides of the pond responded positively to the news which helped to buoy investor sentiment. Domestically, as the Fed continues its low interest rate policy, increased consumer spending, small declines in jobless claims, and a decrease in the overall unemployment number added to the positive feel.

The question for the equity markets going forward is whether the bull market is over or still has some life left in it. There is considerable support to make a case for either scenario. Strong corporate profits, higher cash levels, dividend increases, share buybacks, low interest rates, modest economic growth and central bank easing make a good case for those who think the bull market has life. Eurozone debt worries, upcoming political elections, higher oil prices, disappointing job numbers and political instability around the world make a good case for those who think the equity market will not fare well going forward. The first two weeks of April showed that the market will not continue to go straight up. In fact, it is likely we may see the markets pause for a while before continuing an upward trend, although not as sharply as we saw over the past six months.

Interestingly, while the equity markets delivered strong returns, up almost 30% from the lows of October 2011, we wonder who really benefitted. Trading volumes were down substantially and equity mutual fund flows continued to be negative. Conversely, with interest rates at extremely low levels and probably nowhere to go but up, bond mutual fund flows were once again positive. We have seen this time and time again when retail investors become skittish they often exit the market just before the market goes up. They then enter the market after it has risen. A typical case of buy high and sell low. It is extremely difficult to time the markets. A much better approach is to develop a long-term strategic plan and stick to it. You have a much better opportunity to participate in market gains that way. The same is true for those who reduced their equity exposure and increased their bond exposure. If interest rates rise sharply, and bond prices fall, you will likely see those same investors take money out of bonds.

We thank you very much for your long-term approach to investing in your fund and hope that the semi-annual report provides you helpful insight into your specific strategy for the time period ending March 31, 2012. We value your support and confidence in Destra and look forward to serving your investment needs in the future.

Sincerely,

Peter Amendolair
Chief Investment Officer
Destra Capital Advisors LLC

Destra Next Dimension Shareholder Letter
Semi-Annual Report, 3/31/2012

Fund Name Change

On March 1, 2012 the Destra Global L-Series Fund was renamed as the Destra Next Dimension Fund. Destra Capital and Zebra Capital believe that identifying the liquidity premium dynamic of Zebra Capital’s investment process can be successfully described as a new or “next” dimension in equity style investing.

Fund Snapshot

The Destra Next Dimension Fund seeks long-term capital appreciation without taking on significant levels of risk. To achieve this goal, Zebra Capital Management, the Fund’s manager, invests in fundamentally strong, but overlooked, less demanded and undervalued securities. Zebra Capital is a leading-edge investment management firm specializing in systematic, fundamentally based equity strategies. Zebra was founded in 2001 by Yale University Finance Professor Roger Ibbotson, whose pioneering research uncovered the fact that stocks with low trading volumes historically outperformed more actively traded stocks over time. Zebra Capital’s strategy uses volume/earnings as a ratio to help identify relatively less liquid but fundamentally strong securities in an equity market. By using this ratio, they can identify securities that may have a “liquidity premium”. This important metric is a hallmark of the next dimension that Zebra Capital employs. The table below shows the weighted average volume/earning for the fund vs. the Russell Developed Index* as of February 29, 2012.

Russell
Year Ended 3/31/2012	the Fund	Developed*
Weighted Average Last Twelve Months Volume / Earnings**	4.9x	19.0x

** The Weighted Average LTM V/E Ratio indicates how much stock trading there is for each dollar of earnings over a year, weighted by the stocks in the portfolio.

How did the Fund perform during the period October 1 – March 31, 2012?

Over the six month period the Next Dimension Fund (the “Fund”) returned 14.82%, Class A shares at net asset value, underperforming the MSCI World Index which returned 20.03%, the Fund’s benchmark, and the Russell Developed Index* which returned 20.72%. The Fund’s Class I shares provided a total return of 14.95%, at NAV, over the same period. On November 1, 2011 the Fund launched Class C Shares. From inception through March 31, 2012 the performance of the share class was 5.58%, at NAV, while the MSCI World Index returned 8.78% over the period.

While we would always prefer to report at least some relative outperformance, we are not surprised by the fact that the Fund lagged its index. While not a characteristic that is explicitly sought, one byproduct of the Fund’s security selection process is a portfolio with lower beta. Stocks that are slightly less liquid on a relative basis often have a somewhat lower beta. And, as might be expected of a portfolio made up of stocks with lower betas, when markets are rising dramatically it is unlikely that they will rise as much.

What was the market environment like during this period?

Following a weak period in late summer and early fall 2011, global equity markets began a multi-month rally in October 2011, ultimately rising 20.03% over the period, as measured by the MSCI World Index. Beginning with the start of 2012 investors exhibited a strong appetite for the riskiest stocks, as measured by both beta and “risk of default” factors. Stocks with high beta and high risk of default performed especially well at the beginning of this year. In addition, some of the worst performing stocks in 2011 reversed course and generated the biggest returns in the early months of the new year. “One year momentum” was the worst performing factor tracked by Nomura’s Quantitative Desk for the first two months of 2012. In March the market environment again shifted and the riskiest stocks were no longer as highly favored by investors, especially in Japan.

How did the Fund adjust to the market during this period?

The Fund utilizes a systematic approach, typically holding stocks for six months and then rebalancing. The Fund was rebalanced in January 2012 at its regularly scheduled interval. Zebra’s stock selection process can best be described as identifying securities that have good underlying fundamentals (i.e., earnings) and yet are not widely followed by most investors, as evidenced by lower trading volumes. By buying these less-followed, “under the radar”, but fundamentally strong companies, the Fund seeks to take advantage of liquidity premiums and capture excess returns.

What global regions contributed to the Fund’s performance?

Over the past six months the Fund’s best performance on a relative basis has come from the US followed by Europe, Japan, and the UK. All regions contributed positively.

* The Russell Developed Index provides an indication of broad market performance, but is not the benchmark index for the Fund.

Which holdings contributed to the Fund’s performance?

The Destra Next Dimension Fund benefited from strength in a number of positions in the Financial sector. Capital One Financial (0.91% of Total Assets), Prudential (1.00% of Total Assets), and Discover Financial (0.65% of Total Assets) all made substantial contributions to the Fund’s return. Interestingly, one of the worst performers in our last semi-annual report, Raiffeissen Bank (0.45% of Total Assets), turned around in the latter part of 2011. This highlights the importance of Zebra’s disciplined approach to portfolio management and the value of adhering to their proprietary metrics.

Which stocks detracted from the Fund’s performance?

There were still some laggards among the Fund’s European holdings. Commerzbank did not demonstrate the sort of turn-around that Raiffeissen Bank did since our last report. Portugal Telecom of the Fund exhibited weakness, despite the fact that a material portion of its revenues continues to come from outside of Portugal. ACS Actividades, a Spanish construction firm, also had a negative contribution to the Fund’s returns. (As of March 31, 2012 Commerzbank, Portugal Teleom, and ACS Actividades were not held in the Next Dimension Fund)

What is your outlook for the Fund in the coming 12 months?

Because the strategy is systematic in nature, Zebra Capital does not incorporate a macro-economic view or market forecast into the portfolio construction process. So far in 2012 investors have been rewarded for holding the riskiest stocks and the nature of our stock selection process does not take us in that direction. Instead our strategy leads us toward owning fundamentally strong companies that are less popular with investors, as evidenced by their somewhat lower trading volumes. While taking on higher levels of risk (by owning stocks with high betas or high risk of default) has certainly been a winning approach in recent months that sort of environment will not be with us indefinitely. Moreover, many investors will find it appropriate to balance risk and reward in such a way that they gain exposure to the equity market but keep an eye on the potential downside of owning stocks.

Have there been any changes to the Fund’s investment strategy over the period?

There have been no changes to the Fund’s investment strategy.

Destra Next Dimension Fund
			Life of Fund
	3 Months	1 Year	(Annualized)
	Ending	Ending	Ending
	3/31/2012	3/31/2012	3/31/2012
Share Class	Return	Return	Return
A at NAV	9.01	-3.19	1.93
A with Load	2.72	-8.77	-2.81
C at NAV	8.80		5.58
C with Load	7.80		4.58
I at NAV	9.16	-2.86	2.27
MSCI World NR USD	11.56	0.56	4.50
Russell Developed TR USD	11.99	0.49	4.75

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

Class A share performance reflects the maximum 5.75% sales charge, and Class C shares reflects the applicable contingent deferred sales charge (CDSC) for the period invested. The CDSC on Class C Shares is 1% for the first year after purchase. Class I shares do not have a front-end sales charge or CDSC and performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to the different sales charge structures and class expenses.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, and Class I was 1.71%, 2.46% and 1.43%, respectively. The expense ratio presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered in this report.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than 1 year are not annualized. Fund returns include the reinvestment of dividends and capital gains.

The Russell Developed Index is a commonly recognized market capitalization weighted index of widely held equity securities from developed economies, designed to measure broad global equity performance.

The MSCI World Index NR USD is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

A direct investment cannot be made into the index. Unless otherwise indicated, index results include reinvested dividends and do not reflect any sales charges. Performance of the Fund may deviate significantly from the performance of the index.

	Destra	Russell
	Next Dimension	Developed
Key Characteristics	Fund	Index
AUM (millions)	$7.02
# of Positions	666	6,999
Wtd Avg. Market Cap ($B)	$12.3	$68.7
Top 10 Positions (% of Portfolio)	10.1%	9.1%

Top Ten Holdings:		% of Fund
ISHARES MSCI ACWI INDEX FUND		2.4%
PRUDENTIAL FINANCIAL CORP		1.0%
CAPITAL ONE FINANCIAL		1.0%
SOUTHERN COPPER		0.9%
GENERAL DYNAMICS CORP		0.9%
BROOKFIELD ASSET MANAGEMENT - CLASS A		0.8%
LOCKHEED MARTIN (LMT.N)		0.8%
WELLPOINT HEALTH NETWORKS		0.8%
BANK OF NEW YORK MELLON CORP		0.8%
NEXTERA ENERGY INC		0.7%

Country Weights		Weight
United States		53.0%
Canada		1.9%
Europe		26.4%
Asia		16.8%
South and Central America		0.4%
Other		1.5%

Industry Sector Weights	Weight
Consumer Discretionary	9.5%
Consumer Staples	7.2%
Energy	6.4%
Financials	26.7%
Health Care	6.6%
Industrials	17.8%
Information Technology	5.4%
Materials	6.8%
Telecommunication Services	2.0%
Utilities	9.3%
Other	2.3%

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

Destra High Dividend Strategy Fund
Semi-Annual Report, 3/31/2012

Fund Snapshot

The Destra High Dividend Strategy Fund, sub advised by Miller/Howard Investments, seeks long-term total return and current income. In seeking to achieve this goal Miller/Howard focuses on companies they believe are financially strong that have offered consistent and rising dividends over time. Their research, as well as academic studies, has shown that stocks with a history of above average dividend income, particularly those with consistent dividend growth, may offer investors the potential for sustainable strong performance over time.

Since the Fund’s inception on August 10, 2011, the Fund has generally benefited from strong, upward moving markets. However, as investors start to look for more growth oriented investments they often dismiss the power of dividend paying stocks. We witnessed this trend during the 1st quarter of 2012. Accordingly, Miller/ Howard’s focus on financially strong companies should help the Fund keep pace with rising markets. The Fund’s strategy has generally served shareholders well over the past 8 months by limiting losses when markets struggle and participating in rising markets. This is a concept we at Destra call Responsible Alpha™. Past performance does not guarantee future results, however.

How did the Fund perform during the semi-annual time period October 1 – March 31, 2012?

The Fund returned 17.18%, Class A shares at net asset value from October 1, 2011 through March 31, 2012. The Fund’s Class I shares provided a total return of 17.44% at NAV, over the same period. This compares with a return of 25.9% for the Fund’s benchmark, the S&P 500 Index. On November 1, 2011 the Fund launched Class C Shares. From their inception through March 31, 2012 the performance of the share class was 6.49%, at NAV, compared to 13.49% for the S&P 500.

What was the market environment like during the period?

The broad market environment was strong during the six months ended March 31, 2012, following a significant sell-off in the third quarter of 2011. Despite the overall upward trend in the markets, there was a large gap in the performance of market leaders and laggards from the fourth quarter of 2011 to the first quarter of 2012. Investors sought shelter in relatively less risky investments during the fourth quarter of 2011, which benefitted energy, material and industrial sectors. However, the first quarter of 2012 was characterized by a rebound in financial stocks which were responsible for about a third of the S&P 500 gain, followed closely by strength from Technology stocks.

Improving economic numbers supported the movement toward more economically sensitive and/or price-depressed issues, but a good deal of momentum may also have come from inventory rebuilding due to low levels at the end of last year. In any event, income-oriented stocks didn’t lead the pack during this period. We continue to see a huge and growing appetite for current income by investors which bodes well for the Fund’s strategy. In a world of scarce income, investors want companies that can return a steady stream of cash flow that has potential for growth over time.

How did the Fund adjust to the market during this period?

The Fund did make changes to the underlying equity investments due to individual company fundamentals, but overall did not react to investor sentiment that spurred the market rally. It is Miller/Howard’s philosophy that it is not sector, not asset classes and not style, but income that provides the best opportunity to add value over the long run. The Fund is built from the bottom up with companies that Miller/Howard thinks provide a good risk/reward profile and the intention is to hold securities for the long term.

Just about all of the Fund’s holdings performed well at the fundamental level with the majority reporting earnings exceeding expectations. During the period, securities held by the Fund had 26 dividend increases with an average dividend increase from the prior year of 13.7% (9.9% excluding WMB that raised its dividend 107%) which are other performance data points to demonstrate strong progress.

Which holdings contributed to the Fund’s performance?

During the six months ended March 31, 2012 the Fund benefited from positive stock selection and an overweight to MLPs, Energy, and Energy Infrastructure sectors. Stock selection within these sectors was also lead by strong holdings such as Seadrill LTD (3.24% of Total Assets), Enterprise Products Partners (4.56% of Total Assets), and Kinder Morgan Partners (4.44% of Total Assets).

•	Seadrill had two newly built rigs contracted at high rates and the company has announced its interest in expanding into Brazil.

•
Enterprise Product Partners (EPD) sold its propane business, made an additional purchase of the Seaway Pipeline, strong operating results and posted two more distribution increases, EPD has multiple long-distance pipeline expansion projects in progress to feed revenue growth for many years.

•
Kinder Morgan Energy Partners (KMP) was a contributor benefitting from the announcement that KMI, KMP’s general partner, is planning to buy El Paso (EP). As a result, Kinder Morgan’s guidance for revenues and distributions moved upward.

Health Care was the second largest contributing sector led by Abbott Labs (4.45% of Total Assets), which benefited from news about its pending break up, an increase in dividends and an improved product lineup. Despite being underweight to financials during the time period, the Funds strong stock selection also benefitted from the sector’s performance, lead by Digital Realty Trust (2.18% of Total Assets) and Cincinnati Financial (1.81% of Total Assets).

Which holdings detracted from the Fund’s performance?

The Fund’s heavier weights in Telecom and Utilities (both sectors were positive but lagged the market) dampened performance for the six month period. Enerplus ERF (2.11% of Total Assets) was the largest drag on performance. It was down almost 11% over the past six months as capital spending and dividends began to outpace their cash flow. The company was also hurt by the continued deterioration in natural gas prices. Telefónica TEF (0.42% of Total Assets) was the second largest detractor due to a slowdown in their home market which is no-longer counterbalanced by strong emerging market growth. The Fund’s Health Care overweight (about 16.4% as a group) also was a drag on relative performance.

What is the portfolio manager’s outlook for the next six months/year?

There are plenty of headline issues in the world that didn’t boil over these past six months, and anxiety took enough of a vacation to permit “risk-on” stocks a day in the sun. But we doubt this state can last indefinitely. We are cautiously optimistic through the end of the year, although headline risk (European stress, Iran, US politics, tax policy, Chinese growth, Japanese stress) could offer investors a bumpy ride. There’s no real shortage of potential events or evolutions to prompt investors to seek safer securities. During this uncertainty, we will continue, as always, to focus on financially strong stocks with rising dividends to provide investors the best opportunity for added value. Should we see the opportunity arise, the Fund may also employ a covered call writing strategy. Although this opportunity has not presented itself since the Fund’s inception, the covered call writing strategy does have the potential to provide additional income and potentially hedge against shifts in the markets.

While valuations are not as inexpensive as they were, pent-up consumer demand seems to be slowly “leaking” into the economy, as are capital goods orders. We expect this timid economic growth to persist, helping earnings and especially corporate cash flow, which managements will use to continue to initiate and increase dividends thereby supporting the market.

Income-oriented stocks didn’t lead the pack during the last six months. But returns were still good, and we’d be happy to have another six months of performance in the Fund just like the one recently completed. Such continued performance would far exceed long-term returns from equities, not to mention the low expectations of most seers and pundits today for returns in the visible future.

High Dividend Strategy Fund
			Life of
	3 Months	1 Year	Fund
	Ending	Ending	Ending
	3/31/2012	3/31/2012	3/31/2012
Share Class	Return	Return	Return
A at NAV	3.89		18.28
A with Load	-2.06		11.44
C at NAV	3.63		6.49
C with Load	2.63		5.49
I at NAV	4.02		18.54
S&P 500 Index	12.59		11.77

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

Class A share performance reflects the maximum 5.75% sales charge, and Class C shares reflects the applicable contingent deferred sales charge (CDSC) for the period invested. The CDSC on Class C Shares is 1% for the first year after purchase. Class I shares do not have a front-end sales charge or CDSC and performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to the different sales charge structures and class expenses.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, and Class I was 1.60%, 2.35% and 1.32%, respectively. The expense ratio presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered in this report.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than 1 year are not annualized. Fund returns include the reinvestment of dividends and capital gains.

The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.

A direct investment cannot be made into the index. Unless otherwise indicated, index results include reinvested dividends and do not reflect any sales charges. Performance of the Fund may deviate significantly from the performance of the index.

	Destra
	High	S&P
Key Characteristics	Dividend	500
AUM (millions)	$13.7
# of Positions	40	500
Avg. Market Cap ($B)	$48.90	$55.10
Trailing Price/Earnings Ratio	17.40	15.30
Trailing Price to Book	2.2	2.2
Master Limited Partnerships	18.7%

Top Ten Holdings:	Ticker	% of Fund
ENTERPRISE PRODUCTS PARTNERS LP	EDP	4.8%
NISOURCE INC	NI	4.7%
ABBOTT LABORATORIES	ABT	4.7%
KINDER MORGAN ENERGY PARTNERS LP	KMP	4.7%
ENERGY TRANSFER	ETP	4.2%
AMERICAN WATER WORKS CO, INC.	AWK	3.6%
INTEL CORP	INTC	3.5%
SEADRILL LTD	SDRL	3.4%
GLAXOSMITHKLINE PLC ADR	GSK	2.9%
ONEOK PARTNERS LP	OKS	2.8%

Industry Sectors		Weight
Consumer Discretionary		0.0%
Consumer Staples		1.9%
Energy		32.9%
Financials		6.7%
Health Care		17.5%
Industrials		3.8%
Information Technology		7.7%
Materials		2.3%
Telecommunication Services		7.7%
Utilities		13.0%
Cash		6.5%

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA FUND RISKS DISCLOSURES

This document may contain forward-looking statements representing Destra’s or the portfolio manager or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statement involve risks and uncertainties. Because these forward-looking statement are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s or the portfolio manager or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Destra Next Dimension Fund

Some important risks of the Next Dimension Fund are: Market Risk/Smaller Company Risk: The market values of securities owned by the Fund may decline, at times sharply and unpredictably, due to declines in the overall stock or other financial markets and therefore the value of Fund shares will fluctuate. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand. You may lose some or all of your investment in this Fund. Non-U.S. Investment Risk: Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks that may include, among other things, regulatory, political, social, and economic developments abroad; different legal, regulatory, and tax environments; less liquidity and greater volatility; a lack of uniform accounting, auditing, and financial reporting standards; and increased price volatility. Currency Risk: Changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Value Stocks Risk: Value stocks are subject to the risk that the market may never realize their intrinsic value or that their prices may go down. Liquidity Risk: From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Securities Selection Risk: Securities selected by the sub-advisor for the Fund may not perform to expectations. Investment Risk: When you sell your shares of the Fund, they could be worth less than what you paid for them.

Destra High Dividend Strategy Fund

Some important risks of the High Dividend Strategy Fund are: Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. Dividend Income Risk: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected. Depending upon market conditions, income producing equities that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. Non-U.S. Investment Risk: Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is a result of, among other things, regulatory, political, social and economic developments abroad; different legal, regulatory and tax environments; less liquidity and greater volatility; a lack of uniform accounting, auditing and financial reporting standards; and increased price volatility. Currency Risk: Since a portion of the Fund’s assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities. Master Limited Partnership Risk and Sector Risk: Units of master limited partnerships (“MLPs”) involve certain risks, which differ from investments in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. Convertible Securities Risk: The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money. Derivatives Risk: The use of derivatives entail certain execution, market, liquidity, hedging and tax risks. If the investment adviser’s prediction of movements in the direction of the securities, foreign currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. Smaller Company Risk: Market risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand. Energy Companies Risk: The Fund invests in energy companies, including pipeline and gas distribution companies. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact energy companies.

Overview of Fund Expenses — As of March 31, 2012 (unaudited)

As a shareholder of the Destra Investment Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period 9/30/11 to 3/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense Ratios	Paid During
	Account	Account	During the	the period
	Value	Value	Period 9/30/11	9/30/11
	9/30/11	3/31/12	to 3/31/12	to 3/31/12†
Destra Next Dimension Fund Class A
Actual	$1,000.00	$1,148.24	1.70%	$9.13
Hypothetical (5% return before expenses)	1,000.00	1,016.50	1.70%	8.57
Destra Next Dimension Fund Class C*
Actual	1,000.00	1,055.80	2.45%	10.46	††
Hypothetical (5% return before expenses)	1,000.00	1,012.75	2.45%	12.33
Destra Next Dimension Fund Class I
Actual	1,000.00	1,149.48	1.42%	7.63
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.42%	7.16
Destra High Dividend Strategy Fund Class A
Actual	1,000.00	1,171.84	1.60%	8.69
Hypothetical (5% return before expenses)	1,000.00	1,017.00	1.60%	8.07
Destra High Dividend Strategy Fund Class C*
Actual	1,000.00	1,064.90	2.35%	10.08	††
Hypothetical (5% return before expenses)	1,000.00	1,013.25	2.35%	11.83
Destra High Dividend Strategy Fund Class I
Actual	1,000.00	1,174.41	1.32%	7.18
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.32%	6.66

*	Data is provided for the period November 1, 2011 (commencement of operations) to March 31, 2012.
†
Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-months period). Hypothetical expenses assume the Fund was outstanding for a full six-month period and not the shorter actual period shown above.

††
Expenses are calculated using each Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 152/366 (to reflect commencement of operations).

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Long-Term Investments – 96.9%
	Common Stocks – 94.6%

	Australia – 0.2%
678	Associated British Foods PLC	$ 13,216

	Austria – 2.4%
62	Agrana Beteiligungs AG	6,770
688	EVN AG	9,244
4,726	Immofinanz AG*	17,144
105	Lenzing AG*	11,367
67	Mayr-Melnhof Karton AG	6,736
71	Oberbank AG	4,515
216	Oesterreichische Post AG	7,507
1,349	OMV AG	47,876
910	Raiffeisen Bank
	International AG	32,114
182	RHI AG	4,598
658	Voestalpine AG	22,095
		169,966
	Belgium – 1.5%
7	Banque Nationale de Belgique	23,774
1,266	Belgacom SA	40,639
37	Cofinimmo	4,543
393	Delhaize Group SA	20,647
184	Elia System Operator SA NV	7,780
104	Sofina SA	8,207
		105,590
	Bermuda – 0.8%
258	Arch Capital Group Ltd.*	9,608
1,065	Assured Guaranty Ltd	17,594
51	Enstar Group Ltd.*	5,048
345	Genpact Ltd.*	5,623
84	Helen of Troy Ltd.*	2,857
374	Lancashire Holdings Ltd	4,691
235	Ship Finance International Ltd	3,596
157	Textainer Group Holdings Ltd	5,322
		54,339
	Britain – 0.2%
117	Aon Corp. – Class W*	5,740
272	Willis Group Holdings PLC	9,515
		15,255
	Canada – 1.8%
392	Agrium, Inc. – Class W	33,857
1,827	Brookfield Asset Management,
	Inc. – Class A	57,678
440	Gran Tierra Energy, Inc.*	2,768
654	Magna International, Inc. –
	Class A	31,222
		125,525
	Cayman Islands – 0.0%†
44	Herbalife Ltd	3,028
	Denmark – 0.2%
1,263	Compass Group PLC	13,228

Number
of
Shares	Description	Fair Value
	Finland – 0.8%
316	Fiskars Corp	$ 6,312
2,033	Fortum OYJ*	49,274
		55,586
	France – 6.5%
281	Aeroports de Paris	23,029
107	bioMerieux	8,417
84	Bollore	17,451
64	Bongrain SA	4,411
1,468	Bull*	5,669
181	CFAO	7,766
151	CIC	21,116
170	Ciments Francais SA	12,146
2,009	CNP Assurances	31,302
121	Colas SA	21,447
41	Dassault Aviation SA	37,182
61	Esso Ste Anonyme Francaise	5,983
159	Euler Hermes SA	12,472
34	Financiere de l’Odet	13,710
1,274	Havas SA	7,397
245	Imerys SA	14,874
146	Ipsos	5,227
549	JC Decaux SA*	16,750
396	Metropole Television SA	7,146
12,363	Natixis	47,498
1,918	PagesJaunes Groupe	6,240
257	Plastic Omnium SA	7,435
836	Rexel SA	18,397
158	SA des Ciments Vicat	10,479
547	SCOR SE	14,758
132	Societe BIC SA	13,226
361	Societe des Autoroutes
	Paris-Rhin-Rhone	20,388
39	Somfy SA	8,310
50	Vilmorin & CIE	5,397
361	Wendel	30,792
		456,415
	Gabon – 0.1%
19	Total Gabon	9,159

	Germany – 1.1%
224	Aurubis AG	11,808
212	Carl Zeiss Meditec AG	5,138
416	Comdirect Bank AG	4,805
201	Generali Deutschland
	Holding AG	17,300
108	GFK SE	5,753
21	KWS Saat AG	4,726
178	MVV Energie AG	5,760
27	Rational AG	6,305
153	SMA Solar Technology AG	6,923
331	Wuestenrot &
	Wuerttembergische AG	6,656
		75,174

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Greece – 0.7%
305	Diana Shipping, Inc.*	$ 2,730
478	Folli Follie Group*	4,965
936	Hellenic Petroleum SA	7,230
1,000	Motor Oil (Hellas) Corinth
	Refineries SA	8,123
806	Navios Maritime Holdings, Inc.*	3,385
2,074	OPAP SA	20,079
991	Public Power Corp. SA	4,421
379	Safe Bulkers, Inc	2,532
		53,465
	Guernsey – 0.3%
2,980	Resolution Ltd	12,441
1,250	Tetragon Financial Group Ltd	8,875
		21,316
	Ireland – 1.0%
765	Covidien PLC	41,830
261	DCC PLC	6,453
116	Ingersoll-Rand PLC	4,796
409	Kingspan Group PLC	4,248
167	Seagate Technology PLC	4,501
896	Smurfit Kappa Group PLC*	8,157
		69,985
	Israel – 0.1%
77	Check Point Software
	Technologies Ltd.*	4,916

	Italy – 0.4%
534	Autostrada Torino-Milano SpA	3,666
955	Banca Popolare dell’Emilia
	Romagna Scrl	6,874
437	De’Longhi SpA	5,395
449	ERG SpA	3,973
757	Societa Iniziative Autostradali e
	Servizi SpA	5,786
		25,694
	Japan – 15.9%
400	AEON Mall Co., Ltd	9,347
5,000	Aozora Bank Ltd	14,521
300	Arcs Co., Ltd	5,588
300	Arnest One Corp	3,361
100	Autobacs Seven Co., Ltd	4,848
1,000	Bank of Kyoto Ltd. (The)	9,126
3,000	Bank of Yokohama Ltd. (The)	15,092
6	Bic Camera, Inc	3,197
4	Central Japan Railway Co	33,149
400	Century Tokyo Leasing Corp	8,122
1,000	Chugoku Bank Ltd. (The)	13,597
1,000	Daido Steel Co., Ltd	6,963
200	Daiichikosho Co., Ltd	3,961
1,000	Daishi Bank Ltd. (The)	3,536
13	eAccess Ltd	2,915
100	FP Corp	6,331
200	Fuji Machine Manufacturing
	Co., Ltd	4,022

Number
of
Shares	Description	Fair Value
	Japan – (continued)
1,000	Fukui Bank Ltd. (The)	$ 3,184
1,000	Fukuyama Transporting
	Co., Ltd	5,468
100	Fuyo General Lease Co., Ltd	3,568
1,000	Gunma Bank Ltd. (The)	5,383
1,000	Hachijuni Bank Ltd. (The)	5,930
200	Hajime Construction Co., Ltd	5,317
3,000	Hankyu Hanshin Holdings, Inc	13,160
400	Heiwa Corp	8,078
1,000	Higo Bank Ltd. (The)	5,954
1,000	Hiroshima Bank Ltd. (The)	4,593
200	Hisamitsu Pharmaceutical
	Co., Inc	9,539
200	Hitachi Capital Corp	2,994
200	Hitachi Transport System Ltd	3,658
1,000	Hokkoku Bank Ltd. (The)	3,779
200	Hoshizaki Electric Co., Ltd	4,744
200	House Foods Corp	3,439
1,000	Hyakugo Bank Ltd. (The)	4,630
100	IBJ Leasing Co., Ltd	2,605
200	Idemitsu Kosan Co., Ltd	20,050
1,200	Isetan Mitsukoshi Holdings Ltd	14,173
3,100	ITOCHU Corp	34,015
1,000	Iwatani Corp	3,354
1,000	Iyo Bank Ltd. (The)	8,907
200	Izumi Co., Ltd	3,794
600	J Trust Co., Ltd	11,840
1,000	Joyo Bank Ltd. (The)	4,605
18	Jupiter Telecommunications
	Co., Ltd	18,132
1,000	Juroku Bank Ltd. (The)	3,463
5,500	JX Holdings, Inc	34,285
100	Kadokawa Group Holdings, Inc	3,201
1,000	Kamigumi Co., Ltd	8,324
5	KDDI Corp	32,566
1,000	Keihan Electric Railway Co., Ltd	4,788
1,000	Keiyo Bank Ltd. (The)	4,824
300	Kewpie Corp	4,444
1,000	Kinden Corp	7,765
100	Kintetsu World Express, Inc	3,504
100	Kobayashi Pharmaceutical
	Co., Ltd	5,031
100	Komeri Co., Ltd	2,867
5,000	Marubeni Corp	36,272
200	Matsumotokiyoshi Holdings
	Co., Ltd	4,362
200	Megmilk Snow Brand Co., Ltd	3,752
1,400	Mitsubishi Corp	32,663
200	Mitsubishi Shokuhin Co., Ltd	5,152
6,500	Mitsubishi UFJ Financial
	Group, Inc	32,541
250	Mitsubishi UFJ Lease & Finance
	Co, Inc	11,058
2,000	Mitsui & Co., Ltd	32,979
100	Musashino Bank Ltd. (The)	3,461
400	Nagase & Co., Ltd	4,977
1,000	Nagoya Railroad Co., Ltd	2,771

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Japan – (continued)
1,000	Nankai Electric Railway
	Co., Ltd	$ 4,277
1,000	Nippon Paint Co., Ltd	7,619
2,000	Nishi-Nippon City Bank Ltd.The	5,687
1,000	Nishi-Nippon Railroad Co., Ltd	4,727
200	Nissin Foods Holdings Co., Ltd	7,522
500	Nomura Real Estate
	Holdings, Inc	8,864
500	Nomura Research Institute Ltd	12,473
19	NTT DOCOMO, Inc	31,722
7	NTT Urban Development Corp	5,733
1,000	Ogaki Kyoritsu Bank Ltd. (The)	3,621
200	ONO Pharmaceutical Co., Ltd	11,204
300	Oracle Corp. Japan	11,465
1,200	Otsuka Holdings Co., Ltd	35,725
200	Santen Pharmaceutical Co., Ltd	8,591
700	SCSK Corp	11,160
1,000	Shiga Bank Ltd. (The)	6,015
100	Shimamura Co., Ltd	11,252
200	Shimano, Inc	12,115
1,000	Shizuoka Bank Ltd. (The)	10,353
7	SKY Perfect JSAT Holdings, Inc	3,100
1,000	Sotetsu Holdings Co., Inc	3,147
100	Sugi Holdings Co., Ltd	3,076
2,300	Sumitomo Corp	33,426
400	Sumitomo Forestry Co., Ltd	3,660
10,000	Sumitomo Mitsui Trust
	Holdings, Inc	32,080
200	Sundrug Co., Ltd	6,222
1,000	Taiyo Nippon Sanso Corp	7,096
1,000	Toagosei Co., Ltd	4,630
200	Toho Holdings Co. Ltd	3,573
3,000	Tokyu Corp	14,327
2,000	Tokyu Land Corp	9,843
4,000	TonenGeneral Sekiyu K.K	37,037
1,000	Toyo Ink SC Holdings Co., Ltd	4,144
700	Toyota Industries Corp	21,231
900	Toyota Tsusho Corp	18,428
400	Universal Entertainment Corp	9,021
60	USS Co., Ltd	6,117
102	Yahoo Japan Corp	33,192
1,000	Yamaguchi Financial
	Group, Inc	9,138
		1,120,232
	Jersey – 0.1%
1,243	Atrium European Real
	Estate Ltd	6,096

	Kazakhstan – 0.2%
1,245	Eurasian Natural Resources
	Corp. PLC	11,786

	Mexico – 0.1%
437	Fresnillo PLC	11,158

Number
of
Shares	Description	Fair Value
	Netherlands – 1.8%
230	Arcadis NV	$ 4,800
731	CNH Global NV*	29,021
245	HAL Trust	28,711
897	Heineken Holding NV	41,928
117	Hunter Douglas NV	5,064
1,096	Koninklijke BAM Groep NV	5,149
1,945	LBi International NV*	6,916
142	Sligro Food Group NV	4,606
		126,195
	Panama – 0.1%
65	Copa Holdings SA – Class A	5,148
	Peru – 0.1%
598	Hochschild Mining PLC	4,435
	Portugal – 0.4%
1,964	CIMPOR-Cimentos de Portugal,
	SGPS SA	13,077
3,444	Portucel-Empresa Produtora
	de Pasta e Papel SA*	9,260
576	Semapa-Sociedade de
	Investimento e Gestao*	4,240
		26,577
	Russia – 0.1%
390	CTC Media, Inc	4,536

	Singapore – 0.2%
94	Avago Technologies Ltd	3,663
1,452	Flextronics International Ltd.*	10,498
		14,161
	Spain – 2.7%
509	Almirall SA	4,426
1,423	Banco Espanol de Credito SA	6,811
10,816	CaixaBank	42,044
12	Construcciones y Auxiliar de
	Ferrocarriles SA	6,502
302	Corporacion Financiera Alba SA	13,115
668	Duro Felguera SA	4,332
423	Elecnor SA	5,183
2,421	Endesa SA	48,167
449	Grupo Catalana Occidente SA	7,791
9,657	Mapfre SA	31,045
185	Prosegur Cia de Seguridad SA	10,815
972	Zardoya Otis SA	12,569
		192,800
	Switzerland – 1.3%
431	ACE Ltd	31,549
87	Allied World Assurance Co.
	Holdings Ltd	5,974
1,618	Ferrexpo PLC	7,900
242	Garmin Ltd	11,362
774	TE Connectivity Ltd	28,445
170	Tyco International Ltd	9,551
		94,781

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United Arab Emirates – 0.2%
1,179	Dragon Oil PLC	$ 11,755

	United Kingdom – 3.3%
629	African Barrick Gold Ltd	3,859
852	Ashmore Group PLC	5,003
163	Berkeley Group Holdings PLC*	3,438
3,786	BT Group PLC – Class A	13,695
1,528	Cairn Energy PLC*	7,888
1,295	Capital & Counties
	Properties PLC	3,968
998	Drax Group PLC	8,682
1,148	DS Smith PLC	3,285
9	easyJet PLC	70
439	Halma PLC	2,670
491	Hargreaves Lansdown PLC	3,821
319	Imperial Tobacco Group PLC	12,920
618	Intermediate Capital Group PLC	2,858
2,923	International Consolidated
	Airlines Group SA*	8,355
2,212	International Power PLC	14,314
2,523	J Sainsbury PLC	12,549
290	Jardine Lloyd Thompson
	Group PLC	3,236
686	Jupiter Fund Management PLC	2,728
738	Kazakhmys PLC	10,707
324	London Stock Exchange
	Group PLC	5,353
471	Melrose PLC	3,184
622	Millennium & Copthorne
	Hotels PLC	4,775
1,231	National Grid PLC	12,401
163	Provident Financial PLC	2,984
1,114	Prudential PLC	13,305
1,337	Qinetiq Group PLC	3,403
230	Reckitt Benckiser Group PLC	12,983
618	Scottish & Southern Energy PLC	13,123
381	Shaftesbury PLC	2,998
90	Spirax-Sarco Engineering PLC	3,004
883	Sports Direct International PLC*	4,077
715	St. James’s Place PLC	4,034
716	Stagecoach Group PLC	2,921
3,271	Standard Life PLC	12,005
295	Travis Perkins PLC	5,086
		229,682
	United States – 50.0%
412	Activision Blizzard, Inc	5,282
121	Adobe Systems, Inc.*	4,152
27	Advance Auto Parts, Inc	2,391
272	AECOM Technology Corp.*	6,085
294	AES Corp. (The)*	3,843
748	Aetna, Inc	37,520
751	Aflac, Inc	34,538
132	Agilent Technologies, Inc	5,875
196	AGL Resources, Inc	7,687
296	Air Products & Chemicals, Inc	27,173
200	Aircastle Ltd	2,448

Number
of
Shares	Description	Fair Value
	United States – (continued)
29	Airgas, Inc	$ 2,580
11	Alleghany Corp.*	3,620
113	Allergan, Inc	10,784
140	Alliance Holdings GP LP	6,097
144	Alliant Energy Corp	6,238
112	Alliant Techsystems, Inc	5,613
181	Allstate Corp. The	5,959
223	Amdocs Ltd.*	7,042
54	Amerco, Inc.*	5,698
350	Ameren Corp	11,403
2,609	American Capital Ltd.*	22,620
788	American Electric Power
	Co., Inc	30,401
248	American Financial Group, Inc	9,568
87	American National Insurance Co.	6,309
83	Ameriprise Financial, Inc	4,742
96	AmerisourceBergen Corp. –
	Class A	3,809
196	AMETEK, Inc	9,508
61	Amphenol Corp. – Class A	3,646
175	AmTrust Financial Services, Inc	4,704
112	Analog Devices, Inc	4,525
51	Anixter International, Inc.*	3,699
484	Applied Materials, Inc	6,021
96	AptarGroup, Inc	5,258
1,012	Archer-Daniels-Midland Co	32,040
482	Ares Capital Corp	7,881
61	Armstrong World
	Industries, Inc.*	2,975
321	Arrow Electronics, Inc.*	13,472
179	Assurant, Inc	7,250
128	Atmos Energy Corp	4,027
182	Automatic Data Processing, Inc	10,045
14	AutoZone, Inc.*	5,205
393	Avnet, Inc.*	14,301
163	Avon Products, Inc	3,156
574	AVX Corp	7,611
2,172	Bank of New York
	Mellon Corp. (The)	52,410
260	BB&T Corp	8,161
283	Becton, Dickinson and Co	21,975
88	Bed Bath & Beyond, Inc.*	5,788
73	Belden, Inc	2,767
130	Best Buy Co., Inc	3,078
90	Biogen Idec, Inc.*	11,337
48	Bio-Rad Laboratories, Inc. –
	Class A*	4,977
182	BlackRock, Inc. – Class A	37,292
171	BOK Financial Corp	9,624
563	Boston Scientific Corp.*	3,367
85	Brady Corp. – Class A	2,750
158	Bridgepoint Education, Inc.*	3,910
151	Broadridge Financial
	Solutions, Inc	3,610
2,528	Brookfield Office
	Properties, Inc	44,114
110	Brown-Forman Corp. – Class B	9,173

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States – (continued)
169	Bruker Corp.*	$ 2,587
266	Bunge Ltd	18,205
61	C.H. Robinson Worldwide, Inc	3,995
31	C.R. Bard, Inc	3,060
183	CA, Inc	5,043
84	Cabela’s, Inc.*	3,205
119	Campbell Soup Co	4,028
1,181	Capital One Financial Corp	65,829
126	Cardinal Health, Inc	5,432
89	Carlisle Cos., Inc	4,443
84	Carmax, Inc.*	2,911
232	CBS Corp. – Class B	7,867
62	Celanese Corp. – Class A	2,863
160	CenterPoint Energy, Inc	3,155
334	Central Pacific Financial Corp.*	4,325
104	Chesapeake Midstream
	Partners LP	3,091
86	Choice Hotels International, Inc	3,211
421	Chubb Corp. The	29,095
53	Church & Dwight Co., Inc	2,607
108	Cigna Corp	5,319
33	Cimarex Energy Co	2,491
90	Cleco Corp	3,568
55	Cliffs Natural Resources, Inc	3,809
47	Clorox Co. (The)	3,231
26	CME Group, Inc. – Class A	7,523
715	CNA Financial Corp	20,971
1,188	CNO Financial Group, Inc.*	9,243
45	Coach, Inc	3,478
116	Coca-Cola Enterprises, Inc	3,318
155	Commerce Bancshares, Inc	6,281
153	ConAgra Foods, Inc	4,018
26	Concho Resources, Inc.*	2,654
108	Consolidated Edison, Inc	6,309
530	Constellation Brands, Inc. –
	Class A*	12,503
68	Continental Resources, Inc./Ok*	5,836
199	Convergys Corp.*	2,657
59	Cooper Industries PLC –
	Class A	3,773
148	Copart, Inc.*	3,858
122	Corn Products
	International, Inc	7,033
569	Corning, Inc	8,012
107	Crane Co	5,190
63	Credit Acceptance Corp.*	6,364
399	CSX Corp	8,586
73	Cummins, Inc	8,763
755	Cumulus Media, Inc. – Class A*	2,635
86	Curtiss-Wright Corp	3,183
35	Davita, Inc.*	3,156
315	Delek US Holdings, Inc	4,886
325	Delta Air Lines, Inc.*	3,221
154	Deluxe Corp	3,607
152	Denbury Resources, Inc.*	2,771
153	Devon Energy Corp	10,881

Number
of
Shares	Description	Fair Value
	United States – (continued)
52	Diamond Offshore Drilling, Inc	$ 3,471
100	Diebold, Inc	3,852
1,406	Discover Financial Services	46,876
53	Discovery Communications,
	Inc. – Class A*	2,682
368	Dollar General Corp.*	17,002
705	Dominion Resources, Inc	36,103
178	Donaldson Co., Inc	6,360
70	Dover Corp	4,406
77	Dr Pepper Snapple Group, Inc	3,096
74	DST Systems, Inc	4,013
233	DTE Energy Co	12,822
492	Duke Energy Corp	10,337
219	Eagle Rock Energy Partners LP	2,166
54	Eastman Chemical Co	2,791
130	Eaton Corp	6,478
109	EchoStar Corp. – Class A*	3,067
108	Ecolab, Inc	6,666
491	Edison International	20,872
338	Education Management Corp.*	4,627
91	EMCOR Group, Inc	2,523
225	Energy Transfer Equity LP	9,068
84	Energy Transfer Partners LP	3,940
405	Entergy Corp	27,216
74	Erie Indemnity Co. – Class A	5,768
246	Exelon Corp	9,646
42	Family Dollar Stores, Inc	2,658
53	Fastenal Co	2,867
119	FedEx Corp	10,943
345	Fidelity National Information
	Services, Inc	11,426
348	Fifth Third Bancorp	4,889
20	First Citizens BancShares, Inc. –
	Class A	3,654
289	First Republic Bank*	9,520
153	FirstEnergy Corp	6,975
51	Fiserv, Inc.*	3,539
21	Flowserve Corp	2,426
26	FMC Corp	2,752
568	Forest Laboratories, Inc.*	19,704
358	Franklin Resources, Inc	44,403
122	Fresh Del Monte Produce, Inc	2,786
299	Fulton Financial Corp	3,139
112	Gap, Inc. (The)	2,928
113	Generac Holdings, Inc.*	2,774
862	General Dynamics Corp	63,254
237	General Mills, Inc	9,350
57	Genuine Parts Co	3,577
580	Graphic Packaging
	Holding Co.*	3,202
119	H.J. Heinz Co	6,372
89	Harley-Davidson, Inc	4,368
218	Harris Corp	9,827
124	Hawaiian Electric Industries, Inc	3,143
1,155	HCA Holdings, Inc.*	28,575
164	HCC Insurance Holdings, Inc	5,112

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States – (continued)
33	Henry Schein, Inc.*	$ 2,497
62	Hershey Co. (The)	3,802
129	Hess Corp	7,605
114	Hillenbrand, Inc	2,616
728	HollyFrontier Corp	23,405
399	Hormel Foods Corp	11,778
91	Hubbell, Inc. – Class B	7,151
1,594	Hudson City Bancorp, Inc	11,652
61	Humana, Inc	5,641
551	Icahn Enterprises LP	23,798
123	IDEX Corp	5,182
184	Illinois Tool Works, Inc	10,510
119	Insight Enterprises, Inc.*	2,610
27	IntercontinentalExchange, Inc.*	3,710
167	International Bancshares Corp	3,532
163	International Paper Co	5,721
72	Intuit, Inc	4,329
166	Invesco Ltd	4,427
174	Investors Bancorp, Inc.*	2,613
42	JM Smucker Co. The	3,417
112	John Wiley & Sons, Inc. –
	Class A	5,330
269	Johnson Controls, Inc	8,737
41	Kansas City Southern*	2,939
228	KAR Auction Services, Inc.*	3,696
237	KBR, Inc	8,425
473	Kellogg Co	25,367
359	KeyCorp	3,051
501	Kimberly-Clark Corp	37,019
525	Kinder Morgan, Inc./Delaware	20,291
935	KKR Financial Holdings LLC	8,611
62	KLA-Tencor Corp	3,374
271	Kronos Worldwide, Inc	6,759
265	L-3 Communications
	Holdings, Inc. – Class 3	18,754
36	Laboratory Corp. of America
	Holdings*	3,295
39	Lancaster Colony Corp	2,592
201	Liberty Interactive Corp. –
	Class A*	3,837
295	Liberty Media Corp. – Liberty
	Capital – Class A*	26,004
126	Lincoln Electric Holdings, Inc	5,710
109	Lincoln National Corp	2,873
326	Linn Energy LLC	12,437
168	LKQ Corp.*	5,237
622	Lockheed Martin Corp	55,893
671	Loews Corp	26,753
169	Loral Space & Communications,
	Inc.*	13,452
49	Lorillard, Inc	6,345
177	M&T Bank Corp	15,378
176	Magellan Midstream
	Partners LP	12,732
268	Marathon Oil Corp	8,496
9	Markel Corp.*	4,040
197	Marsh & McLennan Cos., Inc	6,460

Number
of
Shares	Description	Fair Value
	United States – (continued)
127	Mattel, Inc	$ 4,275
110	Maxim Integrated Products, Inc	3,145
171	McCormick & Co., Inc	9,308
104	McGraw-Hill Cos., Inc. The	5,041
91	McKesson Corp	7,987
247	MDU Resources Group, Inc	5,530
52	Mead Johnson Nutrition Co. –
	Class A	4,289
112	Medicines Co. (The)*	2,248
119	Mercury General Corp	5,205
95	MKS Instruments, Inc	2,805
315	Molson Coors Brewing Co. –
	Class B	14,254
84	Moody’s Corp	3,536
90	Moog, Inc. – Class A*	3,860
58	Morningstar, Inc	3,657
74	Murphy Oil Corp	4,164
32	Nacco Industries, Inc. – Class A	3,724
103	National Instruments Corp	2,938
252	Nelnet, Inc. – Class A	6,529
69	New Jersey Resources Corp	3,075
20	NewMarket Corp	3,748
838	NextEra Energy, Inc	51,185
358	Nielsen Holdings NV*	10,790
335	Noranda Aluminum Holding
	Corp	3,340
126	Norfolk Southern Corp	8,295
65	Northeast Utilities	2,413
89	Northern Trust Corp	4,223
649	Northrop Grumman Corp	39,641
157	NSTAR	7,635
123	Nucor Corp	5,283
83	NuStar Energy LP	4,904
96	NYSE Euronext	2,881
160	Ocwen Financial Corp. – Class
	SRV reit*	2,501
148	OGE Energy Corp	7,918
173	Olin Corp	3,763
104	OM Group, Inc.*	2,861
102	Omnicom Group, Inc	5,166
38	Oneok, Inc	3,103
46	O’reilly Automotive, Inc.*	4,202
134	PACCAR, Inc	6,275
85	Pacific Capital Bancorp NA*	3,877
44	Pall Corp	2,624
57	Parker Hannifin Corp	4,819
135	Paychex, Inc	4,184
554	PDL BioPharma, Inc	3,518
99	Penn Virginia Resource
	Partners LP	2,161
144	Penske Automotive Group, Inc	3,547
684	PG&E Corp	29,692
76	Piedmont Natural Gas Co., Inc	2,361
133	Pioneer Southwest Energy
	Partners LP	3,554
353	Plains All American Pipeline LP	27,693

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States – (continued)
57	PPG Industries, Inc	$ 5,461
1,017	PPL Corp	28,740
54	Precision Castparts Corp	9,337
181	Primerica, Inc	4,563
113	Principal Financial Group, Inc	3,335
83	ProAssurance Corp	7,313
109	Progress Energy, Inc	5,789
827	Progressive Corp. The	19,170
64	Prosperity Bancshares, Inc	2,931
244	Protective Life Corp	7,227
1,140	Prudential Financial, Inc	72,265
1,142	Public Service Enterprise
	Group, Inc	34,957
59	Quest Diagnostics, Inc	3,608
1,780	Radian Group, Inc	7,743
166	Raymond James Financial, Inc	6,064
813	Raytheon Co	42,910
239	Reinsurance Group of
	America, Inc. – Class A	14,213
117	Reliance Steel & Aluminum Co	6,608
137	Republic Services, Inc. – Class A	4,187
785	Reynolds American, Inc	32,530
46	RLI Corp	3,295
55	Rockwell Automation, Inc	4,384
56	Rockwell Collins, Inc	3,223
154	Rollins, Inc	3,277
36	Roper Industries, Inc	3,570
83	Ross Stores, Inc	4,822
167	RPM International, Inc	4,374
189	Safeguard Scientifics, Inc.*	3,251
890	SAIC, Inc.*	11,748
186	Sally Beauty Holdings, Inc.*	4,613
228	Sara Lee Corp	4,909
140	Sauer-Danfoss, Inc.*	6,580
179	SCANA Corp	8,164
5	Seaboard Corp	9,755
213	SEI Investments Co	4,407
466	Select Medical Holdings Corp.*	3,584
450	Sempra Energy	26,982
77	Sensient Technologies Corp	2,926
329	Service Corp. International	3,705
38	Sherwin-Williams Co. (The)	4,129
45	Sigma-Aldrich Corp	3,288
87	Silgan Holdings, Inc	3,845
189	SLM Corp	2,979
99	Snap-on, Inc	6,036
169	Sonoco Products Co	5,611
2,057	Southern Copper Corp	65,227
59	Southwest Gas Corp	2,522
780	Spectra Energy Corp	24,609
123	St. Jude Medical, Inc	5,450
73	StanCorp Financial Group, Inc	2,989
64	Stanley Black & Decker, Inc	4,925
256	Staples, Inc	4,142
888	State Street Corp	40,404
31	Stericycle, Inc.*	2,593

Number
of
Shares	Description	Fair Value
	United States – (continued)
78	STERIS Corp	$ 2,466
615	Stryker Corp	34,120
246	Sunoco Logistics Partners LP	9,301
279	Symantec Corp.*	5,217
461	Symetra Financial Corp	5,315
94	Synnex Corp.*	3,585
63	Syntel, Inc	3,528
215	Sysco Corp	6,420
93	T. Rowe Price Group, Inc	6,073
237	Taylor Capital Group, Inc.*	3,401
104	TC Pipelines LP	4,676
200	TD Ameritrade Holding Corp	3,948
44	Techne Corp	3,084
61	Teledyne Technologies, Inc.*	3,846
47	Teleflex, Inc	2,874
186	Telephone & Data Systems, Inc	4,306
39	Terra Nitrogen Co., LP	9,789
139	Thermo Fisher Scientific, Inc.*	7,837
925	Thomson Reuters Corp	26,732
432	Time Warner Cable, Inc. –
	Class A	35,208
280	TJX Cos., Inc. The	11,119
109	Towers Watson & Co. – Class A	7,202
144	Travelers Cos., Inc. The	8,525
440	TRW Automotive Holdings
	Corp.*	20,438
80	U.S. Cellular Corp.*	3,274
69	UMB Financial Corp	3,087
174	Unisys Corp.*	3,431
87	Unit Corp.*	3,720
129	United Continental Holdings,
	Inc.*	2,773
105	Unum Group	2,570
126	URS Corp.*	5,358
211	Valero Energy Corp	5,437
133	Valhi, Inc	7,056
87	Vanguard Natural
	Resources LLC	2,403
42	Varian Medical Systems, Inc.*	2,896
110	Vectren Corp	3,197
59	Verisk Analytics, Inc. – Class A*	2,771
41	VF Corp	5,985
185	Viacom, Inc. – Class B	8,780
41	Virtus Investment Partners, Inc.*	3,517
229	Visteon Corp.*	12,137
145	W&T Offshore, Inc	3,057
86	W.P. Carey & Co., LLC	3,996
248	W.R. Berkley Corp	8,958
26	W.W. Grainger, Inc	5,585
320	Walgreen Co	10,717
146	Washington Federal, Inc	2,456
8	Washington Post Co. (The) –
	Class B	2,989
171	Waste Management, Inc	5,978
33	Waters Corp.*	3,058
152	Webster Financial Corp	3,446

The accompanying notes are an integral part of financial statements.

DESTRA NEXT DIMENSION FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States – (continued)
58	Weis Markets, Inc	$ 2,529
719	WellPoint, Inc	53,062
91	Western Digital Corp.*	3,766
231	Western Union Co	4,066
93	Westlake Chemical Corp	6,025
289	Wisconsin Energy Corp	10,167
76	Woodward, Inc	3,255
46	Wright Express Corp.*	2,978
55	Wyndham Worldwide Corp	2,558
695	Xcel Energy, Inc	18,397
503	Xerox Corp	4,064
83	Zebra Technologies Corp. –
	Class A*	3,418
66	Zimmer Holdings, Inc	4,242
		3,508,273
	Total Common Stocks
	(Cost $6,399,719)	6,639,472

	Investment Companies – 2.3%

	United States – 2.3%
3,500	iShares MSCI AWCI
	Index Fund*
	(Cost $165,728)	165,200

	Total Long-Term Investments – 96.9%
	(Cost $6,565,447)	6,804,672

	Money Market Mutual Funds – 1.0%

	United States – 1.0%
71,201	Fidelity Institutional Money
	Market Prime, 0.11% (a)
	(Cost $71,201)	71,201

	Total Investments – 97.9%
	(Cost $6,636,648)	6,875,873

	Other Assets in excess of
	Liabilities – 2.1%	144,574

	Net Assets – 100.0%	$ 7,020,447

		% of
Summary by Industry	Fair Value	Net Assets
Automobiles & Components	$ 129,367	1.9%
Banks	495,058	7.1
Capital Goods	901,278	12.8
Commercial & Professional Services	72,000	1.0
Consumer Durables & Apparel	89,718	1.3
Consumer Services	58,710	0.8
Diversified Financials	556,769	7.9
Energy	437,717	6.2
Food & Staples Retailing	81,867	1.2
Food Beverage & Tobacco	339,038	4.8
Health Care Equipment & Services	302,895	4.3
Household & Personal Products	67,055	1.0
Insurance	596,612	8.5
Materials	465,515	6.6
Media	213,534	3.0
Pharmaceuticals, Biotechnology &
Life Sciences	144,494	2.1
Real Estate	170,329	2.4
Retailing	153,317	2.2
Semiconductors & Semiconductor
Equipment	30,457	0.4
Software & Services	182,035	2.6
Technology Hardware & Equipment	134,210	1.9
Telecommunication Services	129,118	1.8
Transportation	259,639	3.7
Utilities	628,740	9.0
Investment Companies	165,200	2.4
Money Market Mutual Funds	71,201	1.0
Total Investments	6,875,873	97.9
Other Assets in excess of Liabilities	144,574	2.1
Net Assets	$7,020,447	100.0%

AG – Stock Corporation
GP – General Partnership
LLC – Limited Liability Corporation
LP – Limited Partnership
NV – Publicly Traded Company
OYJ – Publicly Traded Company
PLC – Public Limited Company
SA – Corporation
SE – Stock Corporation
SpA – Limited Share Company

*	- Non-income producing security.
†	- Less than 0.05%
(a)	- Interest rate shown reflects yield as of March 31, 2012.

The accompanying notes are an integral part of financial statements.

DESTRA HIGH DIVIDEND STRATEGY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks – 94.5%

	Consumer Staples – 1.8%
4,656	H.J. Heinz Co.	$ 249,329

	Energy – 31.9%
3,290	Energy Transfer Equity LP	132,587
12,399	Energy Transfer Partners LP	581,637
13,629	Enerplus Corp. (Canada)	305,562
13,058	Enterprise Products Partners LP	659,037
7,761	Kinder Morgan Energy
	Partners LP	642,223
7,004	ONEOK Partners LP	382,909
4,069	Plains All American Pipeline LP	319,213
12,494	Seadrill Ltd. (Bermuda)	468,650
6,815	Spectra Energy Corp	215,013
14,027	Statoil ASA, ADR (Norway)	380,272
9,578	The Williams Cos., Inc	295,098
		4,382,201
	Financials – 10.4%
2,649	Bank of Montreal (Canada)	157,404
7,572	Cincinnati Financial Corp	261,310
945	CME Group, Inc	273,417
4,258	Digital Realty Trust, Inc	314,964
6,417	HCP, Inc	253,215
13,667	Valley National Bancorp	176,988
		1,437,298
	Health Care – 16.4%
10,506	Abbott Laboratories	643,913
6,152	Eli Lilly & Co	247,741
8,934	GlaxoSmithKline PLC, ADR
	(United Kingdom)	401,226
5,678	Johnson & Johnson	374,521
8,708	Merck & Co., Inc	334,387
11,168	Pfizer, Inc	253,067
		2,254,855
	Industrials – 3.6%
16,563	General Electric Co	332,419
12,872	R.R. Donnelley & Sons Co	159,484
		491,903
	Information Technology – 7.2%
16,942	Intel Corp	476,239
9,446	Maxim Integrated Products, Inc	270,061
6,645	Microchip Technology, Inc	247,194
		993,494
	Materials – 4.1%
8,594	International Paper Co	301,649
8,405	MeadWestvaco Corp	265,514
		567,163

Number
of
Shares	Description	Fair Value
	Telecommunication Services – 7.1%
11,074	AT&T, Inc	$ 345,841
3,218	BCE, Inc. (Canada)	128,913
3,743	Telefonica SA, ADR (Spain)	61,423
8,481	Vodafone Group PLC, ADR
	(United Kingdom)	234,669
17,982	Windstream Corp	210,569
		981,415
	Utilities – 12.0%
14,367	American Water Works
	Co., Inc	488,909
7,534	National Grid PLC, ADR
	(United Kingdom)	380,316
26,699	NiSource, Inc	650,121
3,691	Northeast Utilities	137,010
		1,656,356
	Total Common Stocks
	(Cost $12,630,699)	13,014,014

	Money Market Mutual Funds – 6.4%
874,423	Fidelity Institutional Money
	Market Prime, 0.11% (a)
	(Cost $874,423)	874,423

	Total Investments – 100.9%
	(Cost $13,505,122)	13,888,437

	Liabilities in excess of
	other Assets – (0.9%)	(125,631)
	Net Assets – 100.0%	$ 13,762,806

The accompanying notes are an integral part of financial statements.

DESTRA HIGH DIVIDEND STRATEGY FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$468,650	3.4%
Canada	591,879	4.3
Norway	380,272	2.7
Spain	61,423	0.4
United Kingdom	1,016,211	7.4
United States	10,495,579	76.3
Money Market Mutual Funds	874,423	6.4
Total Investments	13,888,437	100.9%
Liabilities in excess of other Assets	(125,631)	(0.9)
Net Assets	$13,762,806	100.0%

ADR – American Depositary Receipt
ASA – Stock Company
LP – Limited Partnership
PLC – Public Limited Company
SA – Corporation

(a) - Interest rate shown reflects yield as of March 31, 2012.

The accompanying notes are an integral part of financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (unaudited)

	Destra	Destra High
	Next	Dividend
	Dimension	Strategy
	Fund	Fund
Assets
Investments:
Investments at cost	$6,636,648	$13,505,122
Net unrealized appreciation	239,225	383,315
Total investments at value	6,875,873	13,888,437
Cash	13,993	—
Foreign currency at value (cost $21,934 and $0)	22,390	—
Receivables:
Due from the advisor	155,833	117,873
Capital shares sold	123,046	431,904
Dividends and interest	20,204	20,773
Foreign tax reclaims	160	—
Prepaid expenses	4,153	—
Total assets	7,215,652	14,458,987

Liabilities
Payables:
Organizational fees	—	30,042
Investments purchased	—	520,891
Transfer agent fees	61,231	35,146
Legal fees	25,009	25,009
Audit fees	10,004	10,003
Trustees’ fees	12,665	16,341
Capital shares payable	—	15,764
Other expenses and payables	86,296	42,985
Total liabilities	195,205	696,181
Net Assets	$7,020,447	$13,762,806

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$6,853,130	$13,393,830
Undistributed net investment income	15,166	27,901
Accumulated net realized loss on investments and foreign currency transactions	(87,625)	(42,240)
Net unrealized appreciation on investments and foreign currency transactions	239,776	383,315
Net Assets	$7,020,447	$13,762,806

Net Assets
Class A	$653,982	$9,361,840
Class C	$98,318	$1,758,816
Class I	$6,268,147	$2,642,150

Shares Outstanding
Class A	43,265	531,312
Class C	6,259	110,114
Class I	414,040	150,043

Net Asset Value Per Share
Class A	$15.12	$17.62
Class C	$15.71	$15.97
Class I	$15.14	$17.61

The accompanying notes are an integral part of financial statements.

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2012 (unaudited)

	Destra	Destra High
	Next	Dividend
	Dimension	Strategy
	Fund	Fund
Investment Income
Dividends	$48,090	$88,454
Less: foreign taxes withheld	2,368	1,527
Total Investment Income	45,722	86,927

Expenses
Custody fees	43,518	7,869
Transfer agent fees	30,118	30,282
Administration and accounting fees	24,451	9,435
Advisory fees	14,588	21,580
Legal fees	13,048	38,110
Shareholder reporting fees	12,040	5,771
Audit fees	11,504	12,417
Trustees’ fees and expenses	7,781	17,329
Organizational fees	7,296	29,577
Insurance fees	2,849	1,212
Shareholder services fees	2,460	4,090
Distribution fees Class A	153	3,710
Distribution fees Class C	281	2,815
Other fees	11,652	52,647
Total expenses	181,739	236,844
Less: expense waivers and reimbursements	(158,229)	(196,275)
Net expenses	23,510	40,569
Net Investment Income	$22,212	$46,358

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in securities	$(85,401)	$(42,270)
Foreign currency translations	(2,013)	30
Net realized loss on investments in securities and foreign currency translations	(87,414)	(42,240)
Net unrealized appreciation on:
Investments in securities	455,131	376,904
Foreign currency translations	611	—
Net unrealized appreciation on investments in securities and foreign currency translations	455,742	376,904
Net realized and unrealized gain on investments in securities and foreign currency translations	368,328	334,664
Net Increase in Net Assets Resulting from Operations	$390,540	$381,022

The accompanying notes are an integral part of financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Destra		Destra High Dividend
	Next Dimension Fund		Strategy Fund
	For the	For the	For the	For the
	six months	period	six months	period
	ended	December 30,	ended	August 10,
	March 31,	2010* to	March 31,	2011* to
	2012	September 30,	2012	September 30,
	(unaudited)	2011	(unaudited)	2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income	$22,212	$15,251	$46,358	$2,296
Net realized gain (loss) on investments in securities and
foreign currency translations	(87,414)	19,136	(42,240)	(1)
Net unrealized appreciation (depreciation) on investments in
securities and foreign currency translations	455,742	(215,966)	376,904	6,411
Net increase (decrease) in net assets resulting from operations	390,540	(181,579)	381,022	8,706

Class A
Distribution to Shareholders
Net investment income	(237)	—	(8,701)	—
Net realized gain	(166)	—	(9)	—
Total distributions to shareholders	(403)	—	(8,710)	—

Class C
Distribution to Shareholders
Net investment income	(109)	—	(37)	—
Net realized gain	(409)	—	(2)	—
Total distributions to shareholders	(518)	—	(39)	—

Class I
Distribution to Shareholders
Net investment income	(28,194)	—	(12,259)	—
Net realized gain	(15,253)	—	(9)	—
Total distributions to shareholders	(43,447)	—	(12,268)	—

Class A
Capital Share Transactions
Proceeds from shares sold	622,236	26,106	10,992,367	26,033
Dividends reinvested	404	—	6,903
Cost of shares redeemed	(388)	(57)	(1,796,001)	—
Net increase from capital share transactions	622,252	26,049	9,203,269	26,033

Class C
Capital Share Transactions
Proceeds from shares sold	92,355	—	1,723,195	—
Dividends reinvested	518	—	34	—
Cost of shares redeemed	—	—	—	—
Net increase from capital share transactions	92,873	—	1,723,229	—

Class I
Capital Share Transactions
Proceeds from shares sold	3,625,643	2,445,613	1,489,090	1,000,020
Dividends reinvested	43,446	—	11,657	—
Cost of shares redeemed	(22)	—	(60,411)	—
Redemption fees	—	—	1,208	—
Net increase from capital share transactions	3,669,067	2,445,613	1,441,544	1,000,020

Total increase in net assets	4,730,364	2,290,083	12,728,047	1,034,759
Net Assets
Beginning of period	2,290,083	—	1,034,759	—
End of period	$7,020,447	$2,290,083	$13,762,806	$1,034,759
Undistributed net investment income at end of period	$15,166	$21,494	$27,901	$2,540

The accompanying notes are an integral part of financial statements.

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	Destra		Destra High Dividend
	Next Dimension Fund		Strategy Fund
	For the	For the	For the	For the
	six months	period	six months	period
	ended	December 30,	ended	August 10,
	March 31,	2010* to	March 31,	2011* to
	2012	September 30,	2012	September 30,
	(unaudited)	2011	(unaudited)	2011
Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	1,841	—	1,656	—
Shares sold	41,423	1,845	637,655	1,656
Shares reinvested	30	—	416	—
Shares redeemed	(29)	(4)	(108,415)	—
Shares outstanding, end of period	43,265	1,841	531,312	1,656

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	6,222	—	110,112	—
Shares reinvested	37	—	2	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	6,259	—	110,114	—

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	168,873	—	66,668	—
Shares sold	241,977	168,873	86,086	66,668
Shares reinvested	3,190	—	703	—
Shares redeemed	—	—	(3,414)	—
Shares outstanding, end of period	414,040	168,873	150,043	66,668

*	Commencement of operations.

The accompanying notes are an integral part of financial statements.

FINANCIAL HIGHLIGHTS

Beneficial interest outstanding throughout the period is presented below:
	Destra		Destra High Dividend
	Next Dimension Fund		Strategy Fund
	For the	For the	For the		For the
	six months	period	six months		period
	ended	December 30,	ended		August 10,
	March 31,	2010* to	March 31,		2011* to
	2012	September 30,	2012		September 30,
	(unaudited)	2011	(unaudited)		2011
Class A
Net asset value, beginning of period	$13.38	$15.00	$15.14		$15.00
Investment operations:
Net investment income1	0.15	0.23	0.16		0.02
Net realized and unrealized gain (loss)	1.81	(1.85)	2.43		0.12
Net Increase (Decrease) in Net Asset Value from Operations	1.96	(1.62)	2.59		0.14
Distributions paid to shareholders from:
Net investment income	(0.13)	—	(0.11)		—
Net realized gains	(0.09)	—	—	5	—
Total distributions	(0.22)	—	(0.11)		—

Net asset value, end of period	$15.12	$13.38	$17.62		$15.14

TOTAL RETURN2,4	14.82%	(10.80)%	17.18%		0.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$654	$25	$9,362		$25
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	1.70%	1.70%	1.60%		1.60%
Expenses, prior to expense reimbursements/waivers3	28.54%	629.33%	6.80%		532.98%
Net investment income3	2.02%	2.10%	1.85%		1.05%
Portfolio turnover rate4	125%	52%	27%		—%

Class C†
Net asset value, beginning of period	15.00	—	15.00		—
Investment operations:
Net investment income1	0.03	—	0.02		—
Net realized and unrealized gain	0.79	—	0.95		—
Net Increase in Net Asset Value from Operations	0.82	—	0.97		—
Distributions paid to shareholders from:
Net investment income	(0.02)	—	—	5	—
Net realized gains	(0.09)	—	—	5	—
Total distributions	(0.11)	—	—		—

Net asset value, end of period	$15.71	$—	$15.97		$—

TOTAL RETURN2,4	5.58%	—%	6.49%		—%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$98	$—	$1,759		$—
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	2.45%	—	2.35%		—
Expenses, prior to expense reimbursements/waivers3	84.51%	—	13.45%		—
Net investment income3	0.52%	—	0.87%		—
Portfolio turnover rate4	125%	—%	27%		—%

The accompanying notes are an integral part of financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED

Destra	Destra High Dividend
Next Dimension Fund	Strategy Fund
For the	For the	For the	For the
six months	period	six months	period
ended	December 30,	ended	August 10,
March 31,	2010* to	March 31,	2011* to
2012	September 30,	2012	September 30,
(unaudited)	2011	(unaudited)	2011
Class I
Net asset value, beginning of period	$13.42	$15.00	$15.14	$15.00
Investment operations:
Net investment income1	0.10	0.20	0.18	0.04
Net realized and unrealized gain (loss)	1.88	(1.78)	2.45	0.10
Net Increase (Decrease) in Net Asset Value from Operations	1.98	(1.58)	2.63	0.14
Distributions paid to shareholders from:
Net investment income	(0.17)	—	(0.16)	—
Net realized gains	(0.09)	—	—	5	—
Total distributions	(0.26)	—	(0.16)	—

Net asset value, end of period	$15.14	$13.42	$17.61	$15.14

TOTAL RETURN4,6	14.95%	(10.53)%	17.44%	0.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$6,268	$2,265	$2,642	$1,010
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	1.42%	1.42%	1.32%	1.32%
Expenses, prior to expense reimbursements/waivers3	9.18%	23.52%	12.68%	44.22%
Net investment income3	1.36%	1.76%	2.13%	1.60%
Portfolio turnover rate4	125%	52%	27%	—%

*	Commencement of operations.
†	Data is provided for the period November 1, 2011 (commencement of operations) to March 31, 2012.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

3	Annualized.
4	Not annualized.
5	Greater than $0.000, but less than $0.005.
6
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period. Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

The accompanying notes are an integral part of financial statements.
\

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2012 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the end of the period, the Trust consisted of two series (collectively, the “Funds” and each individually a “Fund”): Destra Next Dimension Fund (“Next Dimension”) formerly Destra Global L-Series Fund and Destra High Dividend Strategy Fund (“High Dividend”). The Next Dimension Fund’s investment objective is to seek long-term capital appreciation. The High Dividend Fund’s investment objective is to seek long-term total return and current income. Each Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund is diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

The Board determined to close the Destra International L-Series Fund (“International”) and Destra US All Cap L-Series Fund (“US All Cap”) on February 29, 2012. The liquidation values for International Class A, C and I equaled $14.04, $15.02 and $14.05, respectively, and for US All Cap Class A, C and I were $15.61, $15.64 and $15.63, respectively. Some of the shareholders within these funds redeemed their shares in-kind at liquidation and then purchased in-kind into the Next Dimension Fund. The total amount of these in-kind purchases into the Next Dimension Fund was $3,530,354.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

Destra Next Dimension Fund
	Level 1		Level 2	Level 3	Total
Common Stocks*	$6,639,472	†	$—	$—	$6,639,472
Investment Companies	165,200		—	—	165,200
Money Market Mutual Funds	71,201		—	—	71,201
Total	$6,875,873		$—	$—	$6,875,873

Destra High Dividend Strategy Fund
	Level 1		Level 2	Level 3	Total
Common Stocks**	$13,014,014		$—	$—	$13,014,014
Money Market Mutual Funds	874,423		—	—	874,423
Total	$13,888,437		$—	$—	$13,888,437

†
$547,769 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

*	Please refer to the schedule of investments to view securities segregated by country.

**	Please refer to the schedule of investments to view securities segregated by industry type.

The Funds held no Level 3 securities during the period ended March 31, 2012.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs

Costs incurred by the Funds in connection with organizing the Funds were paid by Destra Capital Advisors LLC (the “Advisor”). The Funds do not have any obligation to reimburse the Advisor or its affiliates for organizational expenses paid on their behalf. Offering costs have been capitalized by each respective Fund and will be amortized into expense over the first twelve months of each Fund’s operations. Offering costs were $58,557 for Next Dimension and $68,186 for High Dividend. The offering costs are being amortized by the Funds over a one year period from the inception dates of the Funds.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Funds and the Advisor, subject to the oversight of the Funds’ Board of Trustees, the Advisor is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly, at an annual rate of 0.90% and 0.85% of the average daily net assets of Next Dimension and High Dividend, respectively.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C, and Class I of Next Dimension to 1.70%, 2.45%, and 1.42%, respectively, and of Class A, Class C, and Class I of High Dividend to 1.60%, 2.35%, and 1.32%, respectively. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

Next Dimension has retained Zebra Capital Management LLC (“Zebra”) to serve as the investment sub-adviser to the Fund. High Dividend has retained Miller/Howard Investments, Inc. (“Miller/Howard”) to serve as it’s investment sub-adviser. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Zebra and Miller/Howard equal to one half of the net advisory fees collected by the Advisor from each respective Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A and C shares have adopted distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of Class A and C shares of the Fund, respectively. Payments are made to Destra Capital Investments LLC, the Fund’s distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

For the period ended March 31, 2012 the Funds incurred distribution fees under the Plan were as follows:

Fund Class	Amount
Destra Next Dimension Fund – Class A	$153
Destra Next Dimension Fund – Class C	281
Destra High Dividend Strategy Fund – Class A	3,710
Destra High Dividend Strategy Fund – Class C	2,815

For the period ended March 31, 2012 the Funds incurred shareholder servicing fees under the Plan were as follows:

	Class A	Class C	Class I
Destra Next Dimension Fund	$ 92	$ 70	$2,298
Destra High Dividend Strategy Fund	2,226	704	1,160

5. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds do not expect to be subject to U.S. federal excise tax.

For the period ended March 31, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

		Gross	Gross
	Cost of	Unrealized	Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Destra Next Dimension Fund	$ 6,636,996	$298,657	$(59,780)	$238,877
Destra High Dividend Strategy Fund	13,505,122	451,748	(68,433)	383,315

6. INVESTMENT TRANSACTIONS

For the year ended March 31, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

		In-kind
	Purchases	Purchases	Sales
Destra Next Dimension Fund	$ 4,515,490	$3,530,354	$3,838,798
Destra High Dividend Strategy Fund	12,987,373	—	1,314,595

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Funds’ Class A, C, and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Funds charge this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase.

A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in each Fund’s Prospectus.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

TRUSTEES AND OFFICERS
(unaudited)

The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Capital Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of 2 Destra-sponsored open-end funds. The address of each officer and trustee is 901 Warrenville Rd. Suite 15, Lisle, IL 60532.

Independent Trustees
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Independent Trustees
Diana S. Ferguson	Trustee	Term-	Chief Financial Officer	4	Tree House Foods
Birth year: 1963		Indefinite*	(2010-2011), Chicago		Urban Partnership Bank
		Length of	Board of Education;
		Service-	Senior Vice President
		Since 2010	and Chief Financial
Officer (2008), Folgers
Coffee Company;
Executive Vice President
and Chief Financial
Officer (2007-2008),
Merisant Worldwide;
Senior Vice President
and Chief Financial
Officer (2001-2007),
Sara Lee Foodservice
William M. Fitzgerald, Sr.	Trustee	Term-	Founder, Global	4	Director, Syncora
Birth Year: 1964		Indefinite*	Infrastructure Asset		Holdings Ltd. and its
		Length of	Management LLC;		affiliates, Syncora
		Service-	Managing Director		Guarantee Inc. and
		Since 2010	(1988-2007), Nuveen		Syncora Capital
			Investments LLC; Chief		Assurance Inc.-
			Investment Officer		Financial Guarantee
			(2000-2007), Nuveen		Company, Ariel
			Asset Management;		Education Initiative
Director, Syncora
Holdings Ltd. and its
affiliates, Syncora
Guarantee Inc. and
Syncora Capital
Assurance Inc.- Financial
Guarantee Company
Louis A. Holland, Jr.	Trustee	Term-	President and Chief Financial	4	Trustee, Holland Capital
Birth Year: 1964		Indefinite*	Officer (2008-present),		Management-Asset
		Length of	CUMOTA LLC: Managing		Management Industry;
		Service-	Director (2000-2008), Nuveen		Trustee, Lumifi-Search
		Since 2010	Investments		Technology; Trustee, Jobs
For Youth; Trustee, PADS;
Trustee, HP Schmaltz
Restaurants; Trustee
National Altzheimer’s
Association Board

TRUSTEES AND OFFICERS, CONTINUED
(unaudited)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Interested Trustee
Nicholas Dalmaso **	Trustee,	Term-	Co-Chairman, General	4	None
Birth Year: 1965	Chief Executive	Indefinite*	Counsel and Chief Operating
	Officer, Secretary	Length of	Officer of Destra Capital
		Service-	Management LLC, President,
		Since 2010	Chief Operating Officer and
General Counsel, Destra
Capital Advisors LLC; President,
Chief Operating Officer and
General Counsel, Destra Capital
Investments LLC; (2001-2008)
General Counsel and Chief
Administrative Officer,
Claymore Securities, Inc.
Officers of the Trust
Richard J. Simek	Chief	Term*	Senior Managing	4	None
Birth Year: 1967	Financial	Length of	Director, Destra Capital
	Officer and	Service-	Management LLC,
901 Warrenville Rd.	Treasurer	Since 2011	Destra Capital
Suite 15 Lisle, IL 60532			Advisors LLC and
Destra Capital
Investments LLC;
Director (2005-2011),
Man Investments, Inc.;
Senior Manager (1998-
2004), Ernst &Young
Anne Kochevar	Chief	Term*	Senior Managing	4	None
Birth Year: 1963	Compliance	Length of	Director, Destra Capital
	Officer	Service-	Management LLC,
901 Warrenville Rd.		Since 2010	Destra Capital
Suite 15 Lisle, IL 60532			Advisors LLC and
Destra Capital
Investments LLC;
Senior Managing
Director (2002-2010),
Claymore Securities, Inc.

*	Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.
**	Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his positions with and ownership of Destra Capital Management LLC and its subsidiaries.

This page intentionally left blank.

TRUST INFORMATION

Board of Trustees	Officers	Investment Adviser

Diana S. Ferguson	Nicholas Dalmaso	Destra Capital Advisors LLC
	Chief Executive Officer	Lisle, IL
William M. Fitzgerald
	Anne Kochevar	Distributor
Louis A. Holland, Jr.	Chief Compliance Officer	Destra Capital Investments LLC
Lisle, IL
Nicholas Dalmaso*	Richard J. Simek
	Chief Financial Officer	Administrator, Accounting Agent,
* “Interested Person” of		Custodian and Transfer Agent
the Trust, as defined in		The Bank of New York Mellon
the Investment Company		New York, NY
Act of 1940, as amended.
Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from the company website at http://destracapital.com or by calling (877) 855-3434. Please read the prospectus carefully before investing. The Statement of Additional Information that includes information about the Trustees is also available, without charge, upon request via our website at http://destracapital.com or by calling (877) 855-3434. All funds are subject to market risk and shares sold may be worth less than their original cost. You can lose money investing in the funds.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 287-9646.

Information regarding how the Funds voted proxies for portfolio securities will is available without charge and upon request by calling (877) 287-9646, or visiting Destra Capital Investments LLC’s website at http://destracapital.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form

N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                           Destra Investment Trust

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  5/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  5/25/12

By (Signature and Title)*	/s/ Richard J. Simek
Richard J. Simek, Chief Financial Officer
(principal financial officer)

Date  5/25/12

* Print the name and title of each signing officer under his or her signature.